Long-term investment, net (Tables)	12 Months Ended
Jun. 30, 2024
Long-term investment, net
Schedule of long-term investment, net

	June 30,	June 30,
	2024	2023
Cost of long-term investment	3,000,000	3,000,000
Less: impairment loss	(3,000,000)	(610,302)
Long-term investment, net	$—	$2,389,698